Summary of Significant Accounting Policies	12 Months Ended
May. 02, 2015
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Business

Barnes & Noble, one of the nation’s largest booksellers[3], is a leading content, commerce and technology company providing customers easy and convenient access to trade books, textbooks, magazines, newspapers and other content across its multi-channel distribution platform. As of May 2, 2015, the Company operated 1,372 bookstores in 50 states, including 724 bookstores on college campuses, operates one of the Web’s largest eCommerce sites, develops digital reading products and operates one of the largest digital bookstores. Given the dynamic nature of the book industry, the challenges faced by traditional booksellers, and the robust innovation pipeline fueling new opportunities in hardware, software and content creation and delivery, Barnes & Noble is utilizing the strength of its retail footprint to bolster its leadership in selling content to drive sales across its multiple channels.

Of the 1,372 bookstores, Barnes & Noble Retail (B&N Retail) operates 648 retail bookstores, primarily under the Barnes & Noble Booksellers® trade name, and includes the Company’s eCommerce site. Barnes & Noble College Booksellers, LLC (B&N College) operates 724 college bookstores at colleges and universities across the United States, of which 154 stores are co-branded with the universities’ names and Barnes & Noble name. B&N Retail also includes Sterling Publishing Co., Inc. (Sterling or Sterling Publishing), a leader in general trade book publishing. The NOOK segment represents the Company’s digital business, offering digital books and magazines for sale and consumption online, NOOK®[4] reading devices, co-branded NOOK® tablets and reading software for iOS, Android and Windows 8.

The Company’s principal business is the sale of trade books (generally hardcover and paperback consumer titles), mass market paperbacks (such as mystery, romance, science fiction and other popular fiction), children’s books, eBooks and other digital content, textbooks and course-related materials, NOOK® and related accessories, bargain books, magazines, gifts, emblematic apparel and gifts, school and dorm supplies, café products and services, educational toys & games, music and movies direct to customers through its bookstores or on barnesandnoble.com. The Company also offers a textbook rental option to its customers, as well as digital textbooks and other course materials through a proprietary digital platform (Yuzu™). The Company offers its customers a full suite of textbook options — new, used, digital and rental.

The Company identifies its operating segments based on the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. The Company has three operating segments: B&N Retail, B&N College and NOOK.

[3]	Based upon sales reported in trade publications and public filings.
[4]

Any reference to NOOK® include the Company’s Samsung Galaxy Tab® 4 NOOK® 7.0 and 10.1 devices and NOOK GlowLightTM, and each of which includes the trademark symbol (® or ™, as applicable) even if a trademark symbol is not included.

Separation of B&N Education, Inc.

On February 26, 2015, Barnes & Noble announced plans for the legal and structural separation of Barnes & Noble Education, Inc. (Barnes & Noble Education or B&N Education) (formerly known as NOOK Media Inc.) from Barnes & Noble into an independent public company (the Spin-Off).

This Spin-Off is expected to be executed by means of a pro-rata distribution of B&N Education’s common stock to Barnes & Noble’s existing shareholders and is expected to be a non-taxable event for Barnes & Noble and its shareholders.

The distribution of B&N Education’s common stock to Barnes & Noble shareholders is conditioned on, among other things, final approval of the Spin-Off plan by the Barnes & Noble Board of Directors; the receipt of opinions from external legal counsel and KPMG LLP to Barnes & Noble, confirming the tax-free status of the Spin-Off for U.S. federal income tax purposes; and the United States Securities and Exchange Commission (SEC) declaring effective the Registration Statement, which was filed on a Registration Statement on Form S-1 with the SEC on February 26, 2015, which has been amended on April 29, 2015 and June 4, 2015.

History of B&N Education, Inc.

On September 30, 2009, Barnes & Noble acquired Barnes & Noble College Booksellers, LLC (B&N College) from Leonard and Louise Riggio. From that date until October 4, 2012, B&N College was wholly owned by Barnes & Noble Booksellers, Inc. B&N Education was initially incorporated under the name NOOK Media Inc. in July 2012 to hold Barnes & Noble’s B&N College and NOOK digital businesses. On October 4, 2012, Microsoft Corporation (Microsoft) acquired a 17.6% non-controlling preferred membership interest in B&N Education’s subsidiary B&N Education, LLC (formerly NOOK Media LLC) (the LLC), and through B&N Education, Barnes & Noble maintained an 82.4% controlling interest of the B&N College and NOOK digital businesses.

On January 22, 2013, Pearson Education, Inc. (Pearson) acquired a 5% non-controlling preferred membership interest in the LLC, entered into a commercial agreement with the LLC relating to the B&N College business and received warrants to purchase an additional preferred membership interest in the LLC.

On December 4, 2014, B&N Education re-acquired Microsoft’s interest in the LLC in exchange for cash and common stock of Barnes & Noble and the Microsoft commercial agreement was terminated effective as of such date. On December 22, 2014, B&N Education also re-acquired Pearson’s interest in the LLC and certain related warrants previously issued to Pearson. In connection with these transactions, Barnes & Noble entered into contingent payment agreements with Microsoft and Pearson providing for additional payments upon the occurrence of certain events, including upon a sale of the NOOK digital business. As a result of these transactions, Barnes & Noble owns, and will own prior to the Spin-Off, 100% of B&N Education.

On May 1, 2015, B&N Education distributed to Barnes & Noble all of the membership interests in B&N Education’s NOOK digital business. As a result, B&N Education ceased to own any interest in the NOOK digital business, which will remain a wholly owned subsidiary of Barnes & Noble.

The Company expects that the completion of the potential separation of the Company’s businesses could occur by the end of August 2015, although there can be no assurances regarding the timing of such potential separation or that such separation will be completed.

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Merchandise Inventories

Merchandise inventories, which primarily consist of finished goods, are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under both the first-in, first-out (FIFO) basis and the last-in, first-out (LIFO) basis. B&N College’s textbook and trade book inventories are valued using the LIFO method, where the related reserve was not material to the recorded amount of the Company’s inventories at May 2, 2015. There were no LIFO adjustments in fiscal 2015 compared to a favorable adjustment of $7,692 in fiscal 2014, respectively. NOOK merchandise inventories are recorded based on the average cost method.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment, and Other Long-Lived Assets

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. For tax purposes, different methods are used. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Fixtures and equipment are capitalized and amortized over the shorter of their estimated useful lives or 10 years. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. System costs are capitalized and included in property and equipment. These costs are depreciated over their estimated useful lives from the date the systems become operational. The Company had $449,292 and $490,713 of property and equipment, net of accumulated depreciation, at May 2, 2015 and May 3, 2014, respectively, and $179,462, $198,972 and $205,708 of depreciation expense for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Capitalized software costs of $54,205 and $68,107 for fiscal 2015 and fiscal 2014, respectively, are included in property and equipment.

Other Long-Lived Assets

The Company’s other long-lived assets include property and equipment and amortizable intangibles. The Company had $200,708 and $215,442 of amortizable intangible assets, net of amortization, at May 2, 2015 and May 3, 2014, respectively. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and considers market participants in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, except for B&N College long-lived assets, which are evaluated for impairment at the school contract combined store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses totaled $373, $32,390 and $4,168 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At May 2, 2015, the Company had $489,267 of goodwill and $313,134 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 24.8% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2015. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail, B&N College and NOOK reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized. Impairment losses included in selling and administrative expenses related to goodwill totaled $0, $0 and $20,278 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $0, $1,602 and $0 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

The impairments in fiscal 2014 related to certain publishing contracts. The publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given the continued declines in the physical book business, certain of these contracts were impaired.

During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.

In fiscal 2013, the Company decided to shut down the operations of Tikatok. Tikatok was an online platform where parents and their children and others can write, illustrate and publish stories into hardcover and paperback books. This decision resulted in an impairment charge of $1,973, including the write-off of goodwill of $1,947 and intangible assets of $26 during the second quarter of fiscal 2013. The effect of Tikatok operations is not material to the overall results of the Company.

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other noncurrent assets as of May 2, 2015 and May 3, 2014 were $5,371 and $10,897, respectively. Amortization expense included in interest and amortization of deferred financing fees was $5,477, $5,957 and $5,470 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale or shipment, other than those with multiple elements and Free On Board (FOB) destination point shipping terms. Certain of the Company sales agreements with its distribution partners contain rights of inspection or acceptance provisions as is standard in the Company’s industry. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience and industry standards. ECommerce revenue from sales of products ordered through the Company’s websites is recognized upon delivery and receipt of the shipment by its customers. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC No. 605-25, Revenue Recognition, Multiple Element Arrangements and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK® device revenue is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis, as well as wireless access and wireless connectivity with the purchase of a NOOK® from the Company. Using the relative selling price described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS and the wireless access is deferred and recognized on a straight-line basis over the 2-year estimated life of a NOOK®.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 0% and 6%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of May 2, 2015 and May 3, 2014 was $2,406 and $9,934, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distribute NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

The Company rents both physical and digital textbooks. Revenue from the rental of physical textbooks is deferred and recognized over the rental period commencing at point of sale. Revenue from the rental of digital textbooks is recognized at time of sale. A software feature is imbedded within the content of our digital textbooks, such that upon expiration of the rental term the customer is no longer able to access the content. While the digital rental allows the customer to access digital content for a fixed period of time, once the digital content is delivered to the customer our obligation is complete. The Company offers a buyout option to allow the purchase of a rented book at the end of the semester. The Company records the buyout purchase when the customer exercises and pays the buyout option price. In these instances, the Company would accelerate any remaining deferred rental revenue at the point of sale.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model in which the publishers set prices for eBooks and NOOK receives a commission on content sold through the eBookstore. The majority of the Company’s eBook sales are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail generally for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09). The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016. Early adoption is not permitted. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. The Company has not yet selected a transition method nor has it determined the impact of adoption on its consolidated financial statements.

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and therefore research and development costs are generally expensed as incurred.

Internal-use Software and Website Development Costs

Direct costs incurred to develop software for internal-use and website development costs are capitalized and amortized over an estimated useful life of three to seven years. During fiscal 2015 and 2014, the Company capitalized costs, primarily related to labor, consulting, hardware and software of $42,699 and $50,565, respectively. Amortization of previously capitalized amounts was $27,568, $24,145 and $19,044 for fiscal 2015, 2014 and 2013, respectively. Costs related to the design or maintenance of internal-use software and website development are expensed as incurred.

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $58,823, $61,527 and $110,878 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. Allowances received from vendors exceeded gross advertising costs in each of the fiscal years noted above.

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $1,201, $929 and $5,006 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Basic earnings per share represent net earnings (loss) attributable to common shareholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of the Company’s outstanding stock options. The Company’s unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are deemed participating securities and are excluded from the dilutive impact of common equivalent shares outstanding under the two-class method since these shares are entitled to participate in dividends declared on common shares. Under the two-class method, earnings (loss) attributable to unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are excluded from net earnings (loss) attributable to common shareholders for purposes of calculating basic and diluted earnings (loss) per common share. See Note 7 for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary.

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 3 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

The Company sells gift cards, which can be used in its stores, on barnesandnoble.com and NOOK® devices. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Over time, some portion of the gift cards issued is not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. The Company does not believe there is a reasonable likelihood that there will be a material change in the estimates or assumptions used to recognize revenue associated with gift cards. However, additional breakage may be required if gift card redemptions continue to run lower than historical patterns. The Company recognized gift card breakage of $26,080, $23,221 and $23,929 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. The Company had gift card liabilities of $358,146 and $356,700 as of May 2, 2015 and May 3, 2014, respectively.

Accounts Receivable

Accounts receivable, as presented on the Company’s Consolidated Balance Sheets, is net of allowances. An allowance for doubtful accounts is determined through an analysis of the aging of accounts receivable and assessments of collectibility based on historic trends, the financial condition of the Company’s customers and an evaluation of economic conditions. The Company writes off uncollectible trade receivables once collection efforts have been exhausted. Costs associated with allowable customer markdowns and operational chargebacks, net of the expected recoveries, are part of the provision for allowances included in accounts receivable. These provisions result from seasonal negotiations, as well as historic deduction trends net of expected recoveries, and the evaluation of current market conditions.

Reclassifications

Certain prior-period amounts have been reclassified for comparative purposes to conform with the fiscal 2015 presentation.

Recent Accounting Pronouncements

In April 2015, the FASB issued ASU No. 2015-04, Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets (ASU 2015-04). For an entity with a fiscal year-end that does not coincide with a month-end, the amendments in this ASU provide a practical expedient that permits the entity to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end and apply that practical expedient consistently from year to year. The practical expedient should be applied consistently to all plans if an entity has more than one plan. ASU 2015-04 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Earlier application is permitted. The amendments in this ASU should be applied prospectively. The Company has not yet selected a transition method nor has it determined the impact of adoption on its consolidated financial statements.

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended May 2, 2015 contained 52 weeks, May 3, 2014 contained 53 weeks, and April 27, 2013 contained 52 weeks.